111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

January 3, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
MFS® Series Trust I (the “Trust”) (File Nos.  33-7638 and 811-4777) on behalf of MFS® Core Equity Fund, MFS® Low Volatility Equity Fund, MFS® Low Volatility Global Equity Fund, MFS® New Discovery Fund, MFS® Research International Fund, MFS® Technology Fund, MFS® U.S. Government Cash Reserve Fund, and MFS® Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 90 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 28, 2023.

Please call the undersigned at (617) 954-4384 or Allison Frebowitz at (617) 954-5115 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Senior Counsel

ASM/ada